Accounts Receivable (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2009
Changes in allowance for doubtful accounts
Balance at beginning of the period	$ 8,174	$ 0	$ 0	$ 0
Provision for doubtful accounts	(8,174)	8,174	8,174
Balance at end of the period	$ 0		$ 8,174	$ 0